Nature of Business and Basis of Presentation, Nature of Business, Going Concern, Accounts Receivable and Inventories (Q3) (Details) $ in Thousands					9 Months Ended		12 Months Ended		14 Months Ended
	Jan. 02, 2019	Dec. 28, 2018	Oct. 12, 2017	Jan. 12, 2017	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) StockSplit	Dec. 31, 2016 USD ($)	Jul. 03, 2018 USD ($)
Nature of Business [Abstract]
Number of reverse stock split | StockSplit							2
Reverse stock split ratio			0.05	0.033
Going Concern [Abstract]
Accumulated deficit					$ (195,132)		$ (182,356)	$ (168,974)
Net proceeds from public stock offering					$ 4,649	$ 8,002	$ 24,281	0	$ 28,800
Accounts Receivable [Abstract]
Accounts receivables maximum credit period from invoice date					30 days		30 days
Allowance for doubtful accounts					$ 0		$ 0	0
Inventories [Abstract]
Finished Goods					810		902	644
Work in Process					91		217	0
Raw Materials					1,047		469	33
Total					$ 1,948		$ 1,588	$ 677
Subsequent Event [Member]
Nature of Business [Abstract]
Reverse stock split ratio	0.0714
Subsequent Event [Member] | Minimum [Member]
Nature of Business [Abstract]
Reverse stock split ratio		0.5
Subsequent Event [Member] | Maximum [Member]
Nature of Business [Abstract]
Reverse stock split ratio		0.0714